Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes	Loss before provision for income taxes is attributable to the following geographic locations:
	For the year ended
	December 31,
	2022	2023
PRC	(163,018)	(79,805)
Foreign	(8,923)	(3,166)
Total loss before income taxes	(171,941)	(82,971)

Schedule of Income Tax (Benefit) Expense	Income tax (benefit) expense consists of the following:
	For the year ended
	December 31,
	2021	2022	2023
Current income tax expenses	—	—	—
Deferred income tax benefit	—	(5,451)	—
Total	—	(5,451)	—

Schedule of Reconciliation of Company’s Effective Income Tax Rate	The following table presents an unaudited reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2023 and 2024:
	For the six months ended
	June 30,
	2023	2024
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(1.1)	(4.5)
Change in valuation allowance	(24.5)	(12.5)
Effect of preferential tax rate	(3.5)	(2.6)
Others	4.1	(5.4)
Effective income tax rate	—	—
The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023:
	For the year ended
	December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences*	2.6	(12.1)	1.2
Change in valuation allowance	(18.0)	(10.1)	(19.8)
Effect of preferential tax rate	(8.2)	(1.5)	(5.5)
Effect of different tax rates in other jurisdictions (offshore entities)	(1.4)	(1.3)	(0.9)
Change in impairment of intangible assets	—	(3.2)	—
Others	—	—	—
Effective income tax rate	—	(3.2)	—
*	Permanent differences in 2022 are mainly due to non-deductible impairment charges.

Schedule of Deferred Tax Assets and Liabilities	The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2023.
	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	58,723	64,678
Accrued expense and other payables	4,101	3,257
Allowance for doubtful accounts	9,541	10,039
Net operating tax loss carry forwards	73,423	81,539
Total deferred tax assets	145,788	159,513
Less: valuation allowance	(145,788)	(159,513)
Net deferred tax assets	—	—

Schedule of Movements of Valuation Allowance	The movements of the valuation allowance are as follows:
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	120,703	134,534	145,788
Allowance made during the year	18,271	16,910	16,392
Reduction due to unrealized NOLs and adjustments	—	(5,656)	(2,667)
Decrease due to disposal of subsidiaries	(4,440)	—	—
Balance at end of year	134,534	145,788	159,513

Schedule of Net Operating Tax Loss Carry Forwards	As of December 31, 2023, net operating tax loss carry forwards in PRC is expected to expire is as follows:
RMB
Loss expiring in 2024	29,847
Loss expiring in 2025	33,277
Loss expiring in 2026	46,188
Loss expiring in 2027	73,089
Loss expiring in 2028	30,894
Loss expiring in 2029	32,922
Loss expiring in 2030	39,553
Loss expiring in 2031	53,947
Loss expiring in 2032	24,256
Loss expiring in 2033 and after	5,390
369,363